           PELLEGRINO, LLC

 303 West Lancaster Avenue, Suite 302 ■ Wayne, PA  19087

           TEL (856) 292-8331
 ■ FAX (856) 504-0202

       mp@pell-law.com ■ www.pell-law.com

 Michael T. Pellegrino

 Attorney at Law

 Admitted in Pennsylvania

 & New Jersey

 November 25, 2020

 VIA EDGAR TRANSMISSION

 U.S. Securities and Exchange Commission

 Division of Investment Management

 100 F Street, NE

 Washington, DC 20549

 Re:  Alpha Architect ETF Trust (the "Trust")

 File Nos.: 333-195493 and 811-22961

  Alpha Architect U.S. Quantitative Value ETF, Alpha Architect
  International Quantitative Value ETF, Alpha Architect U.S. Quantitative
  Momentum ETF, Alpha Architect International Quantitative Momentum ETF,
  and Alpha Architect Value Momentum Trend ETF

 Ladies and Gentlemen:

 Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Alpha
 Architect U.S. Quantitative Value ETF, Alpha Architect International
 Quantitative Value ETF, Alpha Architect U.S. Quantitative Momentum ETF,
 Alpha Architect International Quantitative Momentum ETF, and Alpha
 Architect Value Momentum Trend ETF, hereby certifies that the form of
 Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 41 dated November 23, 2020 to the
 Trust's Registration Statement on Form N‑1A, filed on November
 23, 2020.

 If you have any questions or require further information, please contact
 Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

 Sincerely,

 /s/ Michael T. Pellegrino

 Michael T. Pellegrino